Cover	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40506
Entity Registrant Name	Convey Health Solutions Holdings, Inc.
Entity Central Index Key	0001787640
Entity Tax Identification Number	84-2099378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 SE 3rd Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33394
City Area Code	800
Local Phone Number	559-9358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CNVY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false